Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	17,059,241
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 29.95
Exercisable Options, Shares | shares	13,856,142
Exercisable Options, Weighted-Average Exercise Price	$ 27.53
Exercise Prices Range $11.02-$15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	11.02
Upper range limit of Exercise Prices	$ 15.00
Outstanding Options, Shares | shares	1,997,288
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.14
Exercisable Options, Shares | shares	1,997,288
Exercisable Options, Weighted-Average Exercise Price	$ 11.14
Exercise Prices Range $15.01-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	15.01
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares | shares	156,573
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	10 months 24 days
Outstanding Options, Weighted-Average Exercise Price	$ 19.63
Exercisable Options, Shares | shares	156,573
Exercisable Options, Weighted-Average Exercise Price	$ 19.63
Exercise Prices Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares | shares	1,611,033
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 23.85
Exercisable Options, Shares | shares	1,611,033
Exercisable Options, Weighted-Average Exercise Price	$ 23.85
Exercise Prices Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	4,282,283
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price	$ 28.28
Exercisable Options, Shares | shares	4,282,283
Exercisable Options, Weighted-Average Exercise Price	$ 28.28
Exercise Prices Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	4,929,704
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years
Outstanding Options, Weighted-Average Exercise Price	$ 32.45
Exercisable Options, Shares | shares	4,688,105
Exercisable Options, Weighted-Average Exercise Price	$ 32.37
Exercise Prices Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	1,956,643
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	7 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 38.93
Exercisable Options, Shares | shares	340,870
Exercisable Options, Weighted-Average Exercise Price	$ 36.25
Exercise Prices Range $40.01 - $44.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 44.32
Outstanding Options, Shares | shares	2,125,717
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	7 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.32
Exercisable Options, Shares | shares	779,990
Exercisable Options, Weighted-Average Exercise Price	$ 41.67